DERIVATIVE INSTRUMENTS - Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ 5,024	$ 4,954	$ 5,495
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	(5,928)	(2,469)	(429)
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	4,993	5,901	2,108
Forward contracts | Cost of revenues, operating expenses and financial expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	(5,157)	(1,979)	(749)
Option contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	31	(947)	3,387
Option contracts | Cost of revenues and operating expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ (771)	$ (490)	$ 320